Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries	12 Months Ended
Dec. 31, 2020
Microvast Power Solutions, Inc (“MP Solutions”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Texas, USA
Date of incorporation or acquisition	July 2013
Percentage of ownership	100%
Microvast Power Systems Co., Ltd. (“MPS”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Huzhou, PRC
Date of incorporation or acquisition	December 2006
Percentage of ownership	91.97%
Microvast Power Systems UK Limited (“MP UK”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Cardiff, United Kingdom (“UK”)
Date of incorporation or acquisition	September 2014
Percentage of ownership	100% owned by MPS
Microvast GmbH (“MV GmbH”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Germany
Date of incorporation or acquisition	May 2016
Percentage of ownership	100%
Huzhou Microvast Electric Vehicle Sales Service, Ltd. (“MV E-Vehicle”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Huzhou, PRC
Date of incorporation or acquisition	July 2017
Percentage of ownership	100% owned by MPS
Huzhou Hong Yang Taxi Co., Ltd. (“MV Taxi”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Huzhou, PRC
Date of incorporation or acquisition	October 2017
Percentage of ownership	100% owned by MPS
Microvast APAC PTE. LTD. (“MV Singapore”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Singapore
Date of incorporation or acquisition	May 2017
Percentage of ownership	100% owned by MPS
Huzhou Hongwei New Energy Automobile Co., Ltd. (“Hongwei”) [Member]
Description of Organization and Business Operations (Details) - Schedule of company's subsidiaries [Line Items]
Place of incorporation	Huzhou, PRC
Date of incorporation or acquisition	December 2016
Percentage of ownership	100% owned by MPS